UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  May 13, 2011

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       48
Total:
Form 13F Information Table Value       $ 694,975
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
ALCATEL-LUCENT                SPONSORED ADR         013904305       7553   1300000  SH  PUT   SOLE              1300000
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1       032346AF5       1728   2000000 PRN        SOLE              2000000
BARCLAYS BANK PLC             ETN DJUBS GRNS37      06739H305      23484    430000  SH        SOLE               430000
BIOMARIN PHARMACEUTICAL INC   NOTE 1.875% 4/2       09061GAD3       4070   3000000 PRN        SOLE              3000000
BOISE INC                     *W EXP 06/18/201      09746Y113        850    500000  SH        SOLE               500000
CEPHALON INC                  NOTE 2.000% 6/0       156708AP4      10835   6500000 PRN        SOLE              6500000
CLEARWIRE CORP NEW            CL A                  18538Q105       1026    183600  SH        SOLE               183600
E M C CORP MASS               NOTE 1.750%12/0       268648AK8      57948  35010000 PRN        SOLE             35010000
EASTMAN KODAK CO              COM                   277461109       2745    849900  SH        SOLE               849900
EMDEON INC                    CL A                  29084T104       1916    118906  SH        SOLE               118906
FAIRPOINT COMMUNICATIONS INC  COM NEW               305560302       1153     68374  SH        SOLE                68374
FEI CO                        NOTE 2.875% 6/0       30241LAF6       5214   4000000 PRN        SOLE              4000000
GENERAL MTRS CO               COM                   37045V100       8101    261073  SH        SOLE               261073
GENERAL MTRS CO               COM                   37045V100       9309    300000  SH CALL   SOLE               300000
GENZYME CORP                  COM                   372917104      34270    450000  SH        SOLE               450000
GRACE W R & CO DEL NEW        COM                   38388F108       3829    100000  SH CALL   SOLE               100000
HOLOGIC INC                   FRNT 2.000%12/1       436440AA9       3870   4000000 PRN        SOLE              4000000
HOLOGIC INC                   COM                   436440101       2926    131800  SH        SOLE               131800
HUMAN GENOME SCIENCES INC     COM                   444903108       1353     49300  SH        SOLE                49300
ILLUMINA INC                  NOTE 0.625% 2/1       452327AB5      23535   7500000 PRN        SOLE              7500000
ISHARES SILVER TRUST          ISHARES               46428Q109      44124   1200000  SH CALL   SOLE              1200000
LIFE TECHNOLOGIES CORP        COM                   53217V109       2354     44900  SH        SOLE                44900
LINCARE HLDGS INC             DBCV 2.750%11/0       532791AE0       1151   1000000 PRN        SOLE              1000000
MANTECH INTL CORP             CL A                  564563104        424     10000  SH        SOLE                10000
MCCLATCHY CO                  CL A                  579489105       1020    300000  SH        SOLE               300000
MYLAN INC                     NOTE 3.750% 9/1       628530AJ6      18371  10000000 PRN        SOLE             10000000
MYLAN INC                     COM                   628530107       5665    250000  SH        SOLE               250000
NORTHERN OIL & GAS INC NEV    COM                   665531109       1202     45000  SH  PUT   SOLE                45000
OIL SVC HOLDRS TR             DEPOSTRY RCPT         678002106      21367    130000  SH CALL   SOLE               130000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD        73936B408      47922   1400000  SH CALL   SOLE              1400000
QIMONDA FIN LLC               NOTE 6.750% 3/2       74732WAA7        414  11288000 PRN        SOLE             11288000
SAKS INC                      NOTE 2.000% 3/1       79377WAL2       8487   8000000 PRN        SOLE              8000000
SPDR GOLD TRUST               GOLD SHS              78463V107      27972    200000  SH        SOLE               200000
SPDR GOLD TRUST               GOLD SHS              78463V107     139860   1000000  SH CALL   SOLE              1000000
SPDR S&P 500 ETF TR           TR UNIT               78462F103      53036    400000  SH  PUT   SOLE               400000
SPDR SERIES TRUST             S&P RETAIL ETF        78464A714      40640    800000  SH  PUT   SOLE               800000
STERLING BANCSHARES INC       *W EXP 12/12/201      858907116        142     40900  SH        SOLE                40900
SYMANTEC CORP                 COM                   871503108       2657    143300  SH        SOLE               143300
TECK RESOURCES LTD            CL B                  878742204       4242     80000  SH        SOLE                80000
TECK RESOURCES LTD            CL B                  878742204       5302    100000  SH CALL   SOLE               100000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7       9815   6014000 PRN        SOLE              6014000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1       87305RAC3       2752   2000000 PRN        SOLE              2000000
UNITED RENTALS INC            NOTE 4.000%11/1       911363AL3      28791   9300000 PRN        SOLE              9300000
UNITED THERAPEUTICS CORP DEL  NOTE 0.500%10/1       91307CAD4       8926   5000000 PRN        SOLE              5000000
VALEANT PHARMACEUTICALS INTL  COM                   91911K102       2491     50000  SH        SOLE                50000
WEATHERFORD INTERNATIONAL LT  REG SHS               H27013103       2260    100000  SH        SOLE               100000
WESTERN REFNG INC             NOTE 5.750% 6/1       959319AC8       7807   4445000 PRN        SOLE              4445000
YRC WORLDWIDE INC             COM NEW               984249300         69     39499  SH        SOLE                39499